INCOME TAXES (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current Tax Expenses (Benefit)		$ (162,621)	$ (1,894,736)
Deferred Tax Expenses (Benefit)		1,434,386	12,148,323
Total		$ 1,271,765	$ 10,253,587